Earnings Per Share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings Per Share
33.
EARNINGS PER SHARE

Net income and weighted average number of common stocks used in the calculation of earnings per share were as follows:

Net Income

	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)
Net income used to compute the basic earnings per share
Net income attributable to the parent	$35,616	$36,358	$36,958
Assumed conversion of all dilutive potential common stocks
Employee stock options and employee compensation of subsidiaries	(6)	(7)	(5)
Net income used to compute the diluted earnings per share	$35,610	$36,351	$36,953

Weighted Average Number of Common Stocks

(Millions Shares)

	Year Ended December 31
	2021	2022	2023
Weighted average number of common stocks used to compute the basic earnings per share	7,757	7,757	7,757
Assumed conversion of all dilutive potential common stocks
Employee compensation	8	8	8
Weighted average number of common stocks used to compute the diluted earnings per share	7,765	7,765	7,765

As Chunghwa may settle the employee compensation in shares or cash, Chunghwa shall presume that it will be settled in shares and take those shares into consideration when calculating the weighted average number of outstanding shares used in the calculation of diluted EPS if the shares have a dilutive effect. The dilutive effect of the shares needs to be considered until the approval of the number of shares to be distributed to employees as compensation in the following year.